SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

     Pre-Effective Amendment No.                                  / /
                                 ------------

     Post-Effective Amendment No.    19                           /X/
                                 ------------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

     Amendment No.    20                                          /X/

    PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906
------------------------------------------------------------------------------
          (Exact Name of Registrant as Specified in Charter)

300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402
------------------------------------------------------------------------------
 (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:    937/223-0600
                                                      --------------
James M. Johnson, 300 Old Post Office, 120 West Third Street,Dayton, Ohio 45402
------------------------------------------------------------------------------
               (Name and Address of Agent for Service)

Copy to: Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A., 3500 Carew Tower, Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/x/ on (April 27, 2000) pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS


                                 April 27, 2000

                              PC&J PERFORMANCE FUND

                                 A No-Load Fund

                               300 Old Post Office
                              120 West Third Street

                               Dayton, Ohio 45402

                               www.pcjinvest.com


               Investment Adviser: Parker Carlson & Johnson, Inc.



                              INVESTMENT OBJECTIVE

The investment objective of PC&J Performance Fund is long-term growth of capital through investment in common stocks.

                               IMPORTANT FEATURES

                          Investment for Capital Growth
                   No Sales Commissions or Withdrawal Charges

                             Professional Management
                                 Diversification

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           Page
RISK/RETURN SUMMARY OF THE FUND..............................................3

FEE TABLE....................................................................5

FINANCIAL HIGHLIGHTS.........................................................6

INVESTMENT ADVISER...........................................................7

DISTRIBUTION EXPENSE PLAN....................................................7

DESCRIPTION OF SHARES AND TAXES..............................................8

HOW TO INVEST IN THE FUND....................................................8

HOW TO REDEEM YOUR INVESTMENT................................................10

DETERMINATION OF SHARE PRICE.................................................11

FOR MORE INFORMATION.........................................................12

RISK/RETURN SUMMARY OF THE FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND? The Fund seeks long-term growth of capital through investment in common stocks. Current income is of secondary importance.

2. WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND? The portfolio manager maintains a diversified portfolio of common stocks. Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

     Common stocks tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.


     The Fund may focus its investments in a particular sector, such as technology stocks. Technology companies can be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technology change is generally higher than other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.


     The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

4. WHO IS THE FUND DESIGNED FOR? The PC&J Performance Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

THE PC&J PERFORMANCE FUND


A BAR CHART showing Annual Total Returns for the Fund from 1990 through 1999:

                                   Performance

                        1989             33.4%
                        1990             -5.9%
                        1991             30.5%
                        1992              8.0%
                        1993             14.3%
                        1994              0.8%
                        1995             22.7%
                        1996             19.8%
                        1997             35.6%
                        1998             31.8%
                        1999             17.0%


A bar of proportionate size represents each percentage with the actual total return printed above the bar.

Best Quarter       31.2% for the quarter ended 12/31/98
Worst Quarter  ...-14.6% for the quarter ended 9/30/90




                           Average annual total return
                           for periods ended 12/31/99


                             1 YEAR 5 YEARS 10 YEARS


The Fund                    17.0%    25.2%    16.7%
S&P 500 Index*              21.0%    28.5%    18.2%



* The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------

Maximum Sales Load Imposed on Purchases

(as a percentage of offering price)                                        0%

Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering
price)                                                                     0%

Deferred Sales Load (as a percentage
of original purchase price or redemption
proceeds, as applicable)                                                   0%

Redemption Fees (as a percentage of
amount redeemed, if applicable)                                            0%

Exchange Fee                                                               0%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)

     Management Fees                                                    1.00%

     Distribution (12b-1) Fees                                             0%

     Other Expenses                                                      0.50%
                                                                         -----

     Total Fund Operating Expenses                                       1.50%
                                                                         =====



The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.

Example                   1 Year   3 Years  5 Years  10 Years
-------                   ------   -------  -------  --------

You would pay the
following expenses on
a $10,000 investment,
assuming (1) 5% annual
return and (2) redemption
at the end of each time
period:                    $154      $485     $850     $1,934

FINANCIAL HIGHLIGHTS


The information contained in the table below is for the years ended December 31, 1999, 1998, 1997, 1996, and 1995. Such information has been derived from data contained in financial statements audited by Deloitte & Touche, LLP, independent auditors. Such information should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge.

------------------------------------------------------------------------------------------------------------------------
Selected Data for Each Share of Capital                             For The Years Ended December 31,
Stock Outstanding Throughout the Year                1999          1998           1997          1996          1995
                                                 -----------------------------------------------------------------------

Net asset value-beginning of year                    $34.23        $27.01         $21.11        $19.18        $17.68
                                                 ------------- -------------- ------------- -------------- -------------

Income from investment operations:

     Net investment income (loss)                     (0.18)        (0.11)         (0.03)         0.06          0.03
     Net realized and unrealized
       gain on securities                              6.01          8.69           7.54          3.73          3.99
                                                 ------------- -------------- ------------- -------------- -------------

Total from investment operations                       5.83          8.58           7.51          3.79          4.02
                                                 ------------- -------------- ------------- -------------- -------------

Less dividends:
     From net investment income                       (0.00)        (0.00)         (0.00)        (0.06)        (0.03)
     From net realized gain
       on investments                                 (0.65)        (1.36)         (1.61)        (1.80)        (2.49)
                                                 ------------- -------------- ------------- -------------- -------------

Total dividends                                       (0.65)        (1.36)         (1.61)        (1.86)        (2.52)
                                                 ------------- -------------- ------------- -------------- -------------

Net asset value-end of year                          $39.41        $34.23         $27.01        $21.11        $19.18
                                                 ============= ============== ============= ============== =============


Total return                                          17.03%        31.77%         35.58%        19.80%        22.74%


Ratios to average net assets

     Expenses                                         1.50%         1.50%          1.50%          1.50%         1.50%
     Net investment income                           (0.52%)       (0.38%)        (0.12%)         0.30%         0.13%

Portfolio turnover rate                              23.72%        25.60%         22.44%         64.31%        76.71%


Net assets at end of year (000's)                    $63,003       $48,832        $37,453       $28,638       $23,949


INVESTMENT ADVISER

The Fund has entered into an Investment Advisory Agreement ("Investment Advisory Agreement") with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.


The Adviser is also the investment adviser to the PC&J Preservation Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are members of the Financial Analysts Federation, and James M. Johnson and Kathleen Carlson are Chartered Financial Analysts.


As compensation for the investment advice, the Fund will pay the Adviser a monthly fee, accrued daily, based on an annual rate of 1% of the daily net asset value of the Fund.

Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.

The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund.

Portfolio Manager

James M. Johnson is primarily responsible for the day to day management of the Fund's portfolio and has been since the Fund's inception (December 23, 1983). Mr. Johnson has been the Secretary of the Adviser since September 1982 and Secretary and a Trustee of the Fund since its inception.

Temporary Defensive Strategy

The Fund may invest all or a portion of its assets for temporary defensive purposes in U.S. Treasury bills or other cash equivalents and in interest bearing checking accounts, including those of the Custodian. Under normal circumstances, such short-term investments are expected to represent only a nominal portion of the Fund's total assets. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.

DISTRIBUTION EXPENSE PLAN

The Fund has adopted a plan under rule 12b-1 that permits the Trustees to authorize the Fund to pay distribution expenses for the sale and distribution of its shares. Currently, the Trustees have not authorized the Fund to pay any distribution-related expenses.

DESCRIPTION OF SHARES AND TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.

The Fund will distribute to its shareholders an annual dividend that will consist of the Fund's net income and net realized capital gains. The dividend will be paid only in additional shares and not in cash. For federal income tax purposes, the portion of the dividend that consists of net income and net short-term capital gains is taxable to shareholders as ordinary income. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates. It is important for shareholders to remember that the tax consequences described in this section apply to dividends even though they are paid in additional shares and not in cash.

Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.

Shareholders should direct all inquiries concerning the purchase or sale of shares to the Fund. All other questions should be directed to Service Corp. at 120 W. Third St., Suite 300, Dayton, Ohio 45402 or by telephoning Service Corp. at 888-223-0600.

HOW TO INVEST IN THE FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price".) There is no sales charge or commission.

The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the Custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

Initial Investment By Mail


You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (Please indicate you wish to invest in the PC&J Performance Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp at the following address:

                  PC&J Mutual Funds
                  c/o PC&J Service Corp.
                  120 West Third Street, Suite 300
                  Dayton, Ohio 45402-1819


The Fund confirms with the Custodian, on a daily basis by telephone, that the Custodian has received the check.

Initial Investments By Wire

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

     - first completing and signing the new account application;
     - telephoning (888-223-0600) the information contained in the new account application to the Fund;

     - mailing the completed and signed new account application to PC&J Service Corp. at the address set forth in the preceding paragraph;

     - instructing your bank to wire Federal Funds to the Custodian. (Your bank may charge you a fee for sending such a wire.)


Effective Date of Purchase


Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the Custodian that the Custodian has received the wire transfer. The Fund's transfer agent, Service Corp., will mail you a confirmation of your initial investment.


Subsequent Investments

You may purchase additional shares of the Fund by:

     - first providing the Fund, by mail or by telephone, the necessary information concerning the name of your account and account number;

     - subsequently making the necessary payment, either by check (to PC&J Service Corp.) or wire transfer, (to the Custodian).

Your purchase of additional shares of the Fund will be effective on the date that the check or wire transfer is received. Service Corp. will mail you a confirmation of each subsequent investment.

Other Purchase Information

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.


HOW TO REDEEM YOUR INVESTMENT

You may sell shares of the Fund without charge at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $5,000 ($1,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his shares to the minimum amount within the sixty-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund. It is anticipated that the redemption provisions of the preceding sentence would be used only to preserve the tax status of the Fund or to close the Fund.

The Fund may suspend the right of redemption or may delay payment as follows:

     - during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
     - when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
     - for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.


DETERMINATION OF SHARE PRICE


On each day that the Fund is open for business, the net asset value of the shares is determined as of 4:00 P.M., Dayton, Ohio time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value might be materially affected. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.


All portfolio securities are valued on the following basis:

     - securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued;
     - securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotations System ("NASDAQ") as of the close of business on the day the securities are being valued;

     - securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

The share price of the Fund will fluctuate with the value of its portfolio securities.

FOR MORE INFORMATION

Shareholder inquiries regarding the Fund can be made to:

PC&J Performance Fund
120 West Third St.

Suite 300
Dayton, Ohio 45402

Telephone: 888-223-0600



Several additional sources of information are available to you. The Fund's Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.


Investment Company Act # 811-03906

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 27, 2000


                              PC&J PERFORMANCE FUND

                                 A No-Load Fund

                               300 Old Post Office

                              120 West Third Street

                               Dayton, Ohio 45402


                                www.pcjinvest.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated April 27, 2000 (the "Prospectus"). This Statement of Additional Information incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1999. The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


                                TABLE OF CONTENTS

                                                                          Page
INVESTMENT OBJECTIVE AND POLICIES............................................2
         Fundamental.........................................................2
         Non-Fundamental.....................................................3
         Equity Securities...................................................4
         State Restrictions..................................................5

PERFORMANCE INFORMATION......................................................5

ORGANIZATION AND OPERATION OF THE FUND.......................................6
         Principal Holders of Equity Securities..............................8
         Investment Adviser..................................................8
         Manager and Transfer Agent..........................................8
         Custodian...........................................................9
         Auditors............................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION..............................9

DESCRIPTION OF SHARES AND TAXES.............................................11

FINANCIAL STATEMENTS........................................................11

INVESTMENT OBJECTIVE AND POLICIES

Fundamental

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the SEC staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.

Non-Fundamental

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and the Statement of Additional Information.

     4. SHORT SALES. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. SECURITIES AFFILIATED WITH TRUSTEES. The Fund will not invest in securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.


Equity Securities

In addition to common stock, the Fund may invest in various index products such as S&P Depositary Receipts ("SPDRs"), DIAMONDS and other exchange traded funds. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. Index products also include S&P MidCap 400 Depositary Receipts and Nasdaq-100 Shares. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. [World Equity Benchmark Shares ("WEBS") represent a broad portfolio of publicly traded stocks in a selected country. These countries include both developed and less developed or emerging markets. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") index. MSCI Indices are leading country index benchmarks, widely used by U.S. investors for their international investments. When the Fund invests in WEBS, it will be subject to the risks of foreign investments.] The Fund will indirectly bear its proportionate share of any fees and expenses paid by the index products in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Overall stock market risks may affect the value of index products. For example, if the general level of stock prices falls, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio.


State Restrictions

To comply with the current blue sky regulations of the State of Ohio, the Fund presently intends to observe the following restrictions, which may be changed by the Board of Trustees without shareholder approval.

Other Information

As a diversified company, at least 75% of the Fund's assets must be invested in the following:

     - securities whereby no single stock exceeds 5% of the value of the total assets of the fund and the Fund does not own greater than 10% of the outstanding voting securities of the particular company;

     - cash and cash equivalents;
     - government securities;
     - securities of other investment companies.

The Fund will not purchase or retain securities of any issuer if the Trustees and officers of the Fund or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities. The Fund will not purchase securities issued by other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. The Fund will not borrow (other than by entering into reverse repurchase agreements), pledge, mortgage or hypothecate more than one-third of its total assets. In addition, the Fund will engage in borrowing (other than reverse repurchase agreements) only for emergency or extraordinary purposes and not for leverage. The Fund will not invest more than 15% of its total assets in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.


PERFORMANCE INFORMATION

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. For example, the Fund's performance may be compared to that of the Standard & Poor's 500 Stock Index, the Lehman Composite and the Dow Jones Industrial Average. The investment performance figures for the Fund and the indices will include reinvestment of dividends and capital gains distributions.

The Fund may include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Money, Investor's Business Daily, Barron's, Fortune or Business Week). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. The Fund may also list its portfolio holdings in advertisements. The Fund's annual report contains additional performance information that will be made available upon request and without charge.


ORGANIZATION AND OPERATION OF THE FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on October 26, 1983. The responsibility for management of the Fund is vested in its Board of Trustees. The Board of Trustees, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The names of the executive officers and Trustees of the Fund are shown in the table below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


                                Position Held         Principal Occupation(s)
Name, Address and Age           With Fund             During Past five years

*Leslie O. Parker III <F1>      President and         Since September 1982,
 300 Old Post Office            Trustee               President of Adviser
 120 West Third Street
 Dayton, Ohio 45402
 Age:60



*Kathleen A. Carlson, CFA <F1>  Treasurer and         Since September 1982,
 300 Old Post Office            Trustee               Treasurer of Adviser
 120 West Third Street
 Dayton, Ohio 45402
 Age:44



*James M. Johnson, CFA <F1>     Secretary and         Since September 1982,
 300 Old Post Office            Trustee               Secretary  of Adviser
 120 West Third Street
 Dayton, Ohio 45402
 Age:47



 Donald N. Lorenz               Trustee               Retired since December 1998;
 210 B Mariners Point                                 from December 1980 to
 73 Skull Creek Drive                                 December 1998, Vice
 Hilton Head Island, S.C. 29926                       President-Finance and
 Age:65                                               Treasurer, Price Brothers
                                                      Company (concrete pipe
                                                      products)



 Thomas H. Rodgers              Trustee               Since July 1986, Vice
 World Headquarters Blvd.                             President-General Counsel
 Troy, Ohio 45373                                     and Secretary, Premark
 Age:55                                               International, Inc. Food
                                                      Equipment Group



<F1> The Fund's President, Treasurer and Secretary are the President, Treasurer
and Secretary, respectively, of Adviser and own in the aggregate a controlling interest in Adviser.

Each of the foregoing Trustees also is a Trustee of PC&J Preservation Fund.


As of March 31, 2000, all Trustees and officers of the Fund as a group owned 1.68% of the outstanding shares of the Fund.

The compensation paid to the Trustees of the Fund for the year ended December 31, 1999 is set forth in the following table:


                                   Pension or   Estimated   Total
                                   Retirement   Annual      Compensa-
                        Aggregate  Accrued As   Benefits    tion From
                        Compensa-  Part of      Upon        Fund
                        tion From  Fund         Retire-     Complex
Name                    Fund       Expenses     ment
Leslie O. Parker, III   $  0       $  0         $  0        $  0

Kathleen A. Carlson     $  0       $  0         $  0        $  0

James M. Johnson        $  0       $  0         $  0        $  0


Donald N. Lorenz        $450       $  0         $  0        $900

Thomas H. Rodgers       $450       $  0         $  0        $900



The Fund and PC&J Preservation Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."

Principal Holders of Equity Securities


The following table sets forth each person or group known to the Fund to be the record or beneficial owner of five percent (5%) or more of the Fund's shares as of March 31, 2000:


         NONE.

Investment Adviser


For the Fund's fiscal years ended December 31, 1997, 1998, 1999 the Adviser was paid $325,779, $413,642, and $560,016 respectively, under the Investment Advisory Agreement.


The Adviser and Service Corp., as manager, jointly and severally have agreed to reimburse the Fund (up to the amount of the respective fee received by Adviser or Service Corp.) for the aggregate expenses of the Fund during any fiscal year which exceed the limits prescribed by any state in which the shares of the Fund are registered for sale. Currently, the most stringent limitation provides that annual expenses of the Fund, including investment advisory and management fees but excluding interest, taxes, brokerage commissions and extraordinary expenses, shall not exceed two percent of the first ten million dollars of the Fund's average net assets and one and one-half percent of average net assets in excess of ten million dollars. The Fund's expenses have never exceeded the foregoing limitations.

Manager and Transfer Agent

 The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, 120 West Third Street, Dayton, Ohio ("Service Corp."). Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by Adviser, and to serve as its transfer and dividend-disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of Adviser.
As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of .5% of the daily net asset value of the Fund.


For the Fund's fiscal years ended December 31, 1997, 1998, and 1999 Service Corp. was paid $162,890, $206,821, and $280,009 respectively, under the Management Agreement.


Service Corp. has agreed to pay the Fund's organizational costs and to provide and pay the compensation for the Fund's officers and employees, to provide and pay for office space and facilities required for its operation and generally to provide and pay for the general administration and operation of the Fund, including its compliance obligations under state and federal laws and regulations (but excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

Custodian


The  Fund  has  appointed  Firstar  Bank,  N.A.,  (formerly  Star  Bank,  N.A.),
Cincinnati ("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. In such capacity the Custodian will receive all new account applications in connection with initial purchases of the Fund's shares, will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.


Auditors

The Fund has selected the firm of Deloitte & Touche, LLP as the independent auditors for the Fund. The Auditors' principal business address is: 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402.
It is expected that such independent public accountants will audit the annual financial statements of the Fund, assist in the preparation of the Fund's federal and state tax returns and advise the Fund as to accounting matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence the Fund will not necessarily be paying the lowest commission or spread available.

The Adviser may consider (a) provision of research, statistical and other information to the Fund or to the Adviser, and (b) the occasional sale by a broker-dealer of Fund shares as factors in the selection of qualified broker-dealers who effect portfolio transactions for the Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of the Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information and the occasional sale by a broker-dealer of Fund shares is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information and the occasional sale by a broker-dealer of Fund shares will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided.


For the Fund's fiscal years ended December 31, 1997, 1998, and 1999 the Fund paid $29,608, $50,633, and $42,400 respectively, in brokerage commissions. Of this amount approximately 100% was paid to firms which provided either research, statistical or other information to the Fund or Adviser.


To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.


The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser. The Code requires that employees of the Adviser preclear any personal securities investment. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, employees may not purchase or sell any security on a day during which the Fund has an open order in the same security until that order is executed or withdrawn. The substantive restrictions also include a ban on acquiring any securities in an initial public offering if the security is to be acquired by the Fund. The restrictions and prohibitions apply to employees of the Adviser who participate in or obtain information regarding the purchases and sales of the Fund, with limited exceptions for some securities U.S. government securities and mutual funds.


DESCRIPTION OF SHARES AND TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

FINANCIAL STATEMENTS


The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1999.

                        PC&J PERFORMANCE FUND


PART C.   OTHER INFORMATION


Item 23.  Exhibits

     (a)  Articles of Incorporation

          (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-
               Effective Amendment No. 16, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's
               Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment
               No. 16, is hereby incorporated by reference.

          (iii)Copy  of  Amendment  No.  2   to
               Registrant's Declaration of Trust, which was filed
               as   an  Exhibit  to  Registrant's  Post-Effective
               Amendment  No.  16,  is  hereby  incorporated   by
               reference.

     (b)  By-Laws

          (i)  Copy  of Registrant's By-Laws, which was filed  as
               an    Exhibit   to   Registrant's   Post-Effective
               Amendment  No.  16,  is  hereby  incorporated   by
               reference.

          (ii) Copy of Amendment No. 1 to Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)  Investment Advisory Contracts

          (i)  Copy of Registrant's Investment Advisory
               Agreement  with  its  Adviser,  Parker  Carlson  &
               Johnson, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (ii) Amendment   No.   1  to  Registrant's   Investment
               Advisory Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (iii)Copy of Registrant's Management and Transfer
               Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (iv) Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (v) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (vi) Amendment No. 3 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (e)  Underwriting Contracts - None.

     (f)  Bonus or Profit Sharing Contracts - None.

     (g)  Custodian  Agreements.   Copy  of   Registrant's
          Agreement  with  the Custodian, Firstar Bank,  formerly
          Star Bank, N.A., Cincinnati, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
          16, is hereby incorporated by reference.

     (h)  Other Material Contracts - None.

     (i)  Legal Opinion.

          (i) Opinion of Brown, Cummins & Brown Co., LPA, is filed herewithwhich was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

          (ii) Consent of Brown, Cummins & Brown Co., LPA is filed herewith.

     (j) Other Opinions. Consent of Deloitte & Touche LLP is filed herewith.

     (k)  Omitted Financial Statements - None.

     (l)  Initial  Capital Agreements.  Copy of Letter of Initial
          Stockholder,   which  was  filed  as  an   Exhibit   to
          Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (m)  Rule   12b-1   Plan.    Copy  of   Registrant's   12b-1
          Distribution Expense Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
          16, is hereby incorporated by reference.

     (n)  Financial Data Schedule - None.

     (n) Rule 18f-3 Plan - None.

     (o)  Reserved.


     (p)  Code of Ethics.

          (i)  Registrant's Code of Ethics  is  filed herewith.

          (ii) Advisor's Code of Ethics is filed herewith.


     (q)  Power of Attorney.

         (i)   Power  of Attorney for Registrant  and
               Certificate with respect thereto, which were filed
               as   an  Exhibit  to  Registrant's  Post-Effective
               Amendment No. 16, are hereby incorporated by reference.

          (ii) Powers  of  Attorney for Trustees and Officers  of
               Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, are hereby incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control with the
          Registrant

          None.

Item 25.  Indemnification

    (a)   Article  VI  of the Registrant's  Declaration  of
          Trust provides for indemnification of officers and Trustees as follows:

          SECTION   6.4    INDEMNIFICATION  OF   TRUSTEES,
          OFFICERS, ETC. The Fund shall indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or

          SECTION 6.5 ADVANCES OF EXPENSES. The Fund shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          SECTION 6.6  INDEMNIFICATION NOT EXCLUSIVE,  ETC.
          The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

    (b)   The Registrant may maintain a standard mutual fund
          and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

    (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser

          None.


Item 27.  Principal Underwriters

          None.


Item 28.  Location of Accounts and Records

          Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.  Management Services Not Discussed in Parts A or B

          None.


Item 30.  Undertakings

                    None.

                              SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 27th day of April, 2000.


                         PC&J PERFORMANCE FUND
                         By:  /s/ James M. Johnson
                             ----------------------------------
                             JAMES M. JOHNSON, Attorney-In-Fact



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

  Signature                  Capacity
  ---------                  --------

Leslie 0. Parker III         President, Trustee  )
                             and Principal       )
                             Executive           )
                             Officer             )
                                                 )
Kathleen A. Carlson          Treasurer, Trustee, )
                             Principal Financial )
                             and Accounting      )

                             Officer             )
                                                 By:  /s/ James M. Johnson
                                                     --------------------------
                                                 )        James M. Johnson,
James M. Johnson             Secretary and       )        Attorney-in-Fact
                             Trustee             )

                                                 )        April 27, 2000

Donald N. Lorenz             Trustee             )
                                                 )
Thomas H. Rodgers            Trustee             )

                              EXHIBIT INDEX


                                                                EXHIBIT

Consent of Brown, Cummins & Brown Co., LPA                   Ex-99.23.0

Consent of Deloitte & Touche LLP                             Ex-99.23.1

Trust's Code of Ethics                                       Ex-99.23.p.1

Advisor's Code of Ethics                                     Ex-99.23.p.2